UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23221

FS Credit Income Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Credit Income Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Item 1. Reports to Stockholders.

The annual report (the “Annual Report”) of FS Credit Income Fund (the “Fund”) for the fiscal year ended October 31, 2017 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

FS Credit Income Fund

2017

Annual Report

FS Credit Income Fund (Unaudited)

Fund Overview (in thousands)

As of October 31, 2017, the Fund only held cash in the amount of $20,000 and has been inactive since October 27, 2016 (Inception) except for matters relating to its organization and registration as a non-diversified, closed-end management investment company. The Fund commenced investment operations on November 1, 2017.

FS Credit Income Fund

OFFICERS AND BOARD OF TRUSTEES

Officers

MICHAEL C. FORMAN

Chairman, Chief Executive Officer & President

EDWARD T. GALLIVAN, JR.

Chief Financial Officer

ZACHARY K. KLEHR

Executive Vice President

STEPHEN S. SYPHERD

Vice President, Treasurer & Secretary

JAMES F. VOLK

Chief Compliance Officer

Board of Trustees

MICHAEL C. FORMAN

Chairman, Chief Executive Officer & President

STEVEN SHAPIRO

Trustee

Partner and Executive Committee Member,

GoldenTree Asset Management

HOLLY E. FLANAGAN

Trustee

Managing Director, Gabriel Investments

BRIAN R. FORD

Trustee

Retired Partner, Ernst & Young LLP

JOSEPH P. UJOBAI

Trustee

Executive Vice President,

SEI Investments Company

FS Credit Income Fund

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of FS Credit Income Fund

We have audited the accompanying balance sheet of FS Credit Income Fund (the Fund) as of October 31, 2017. This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of FS Credit Income Fund at October 31, 2017 in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 20, 2017

FS Credit Income Fund

Balance Sheet

(in thousands, except share and per share amounts)

October 31, 2017
Assets
Cash and cash equivalents	$20,000

Total assets	$20,000

Commitments and contingencies ($934)(1)

Liabilities
Payable for subscriptions received in advance	$19,900

Total liabilities	19,900

Shareholders’ equity
Class A common shares, $0.001 par value, unlimited shares authorized, none issued and outstanding	—
Class I common shares, $0.001 par value, unlimited shares authorized, 8,000 issued and outstanding	—
Class L common shares, $0.001 par value, unlimited shares authorized, none issued and outstanding	—
Class M common shares, $0.001 par value, unlimited shares authorized, none issued and outstanding	—
Class T common shares, $0.001 par value, unlimited shares authorized, none issued and outstanding	—
Capital in excess of par value	100

Total shareholders’ equity	100

Total liabilities and shareholders’ equity	$20,000

Net asset value per common share at period end (Class I)	$12.50

(1)	See Note 5 for a discussion of the Fund’s commitments and contingencies.

See notes to financial statement.

FS Credit Income Fund

Notes to Financial Statement

(in thousands, except share and per share amounts)

Note 1. Principal Business and Organization

FS Credit Income Fund (the “Fund”) was formed as a Delaware statutory trust under the Delaware Statutory Trust Act on October 27, 2016 and has been inactive since that date except for matters relating to its organization and registration as a non-diversified, closed-end management investment company.

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund intends to elect to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”), as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund’s investment objective is to provide attractive total returns, which will include current income and capital appreciation. Under normal investment conditions, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in debt obligations. The securities acquired by the Fund may include all types of debt and equity obligations and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, interest payments and maturity. There is no geographical or currency limitation on securities acquired by the Fund. The Fund may purchase debt and equity securities of non-U.S. governments and corporate entities domiciled outside of the U.S., including emerging market issuers.

The investment adviser to the Fund, FS Credit Income Advisor, LLC (“FS Credit Income Advisor”), oversees the management of the Fund’s activities and is responsible for developing investment guidelines with the GoldenTree Sub-Adviser (as defined below) and overseeing investment decisions for the Fund’s portfolio. FS Credit Income Advisor has engaged GoldenTree Asset Management Credit Advisor LLC (the “GoldenTree Sub-Adviser”), a wholly owned subsidiary of GoldenTree Asset Management LP (“GoldenTree”), to act as the Fund’s investment sub-adviser and make investment decisions for the Fund’s portfolio, subject to the oversight of FS Credit Income Advisor.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation: The accompanying financial statement of the Fund has been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services—Investment Companies. The Fund has evaluated the impact of subsequent events through the date the financial statement was issued and filed with the U.S. Securities and Exchange Commission (“SEC”).

Use of Estimates: The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statement. Actual amounts could differ from those estimates. Many of the amounts have been rounded, and all amounts are in thousands, except share and per share amounts.

Cash and Cash Equivalents: The Fund considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Fund’s cash and cash equivalents are maintained with a high credit quality financial institution, which is a member of the Federal Deposit Insurance Corporation.

FS Credit Income Fund

Notes to Financial Statement (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Valuation of Portfolio Investments: The Fund will determine the fair value of its investment portfolio and net asset value (“NAV”) each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session. Each Class A share of beneficial interest (“Class A Share”), Class L share of beneficial interest (“Class L Share”) and Class T share of beneficial interest (“Class T Share”) will be offered at NAV plus the applicable sales load, while each Class I share of beneficial interest (“Class I Share”) and Class M share of beneficial interest (“Class M Share”) will be offered at NAV. The Fund calculates NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV of the applicable share class is determined. As such, the NAV of each class of shares may vary if the Fund sells different amounts of shares per class among other things. The Fund’s assets and liabilities are valued in accordance with the principles set forth below.

FS Credit Income Advisor will value the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (“Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to FS Credit Income Advisor. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) issued by the Financial Accounting Standards Board, clarifies the definition of fair value and requires companies to provide disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC Topic 820 defines fair value as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

When determining the fair value of an asset, FS Credit Income Advisor seeks to determine the price that would be received from the sale of the asset in an orderly transaction between market participants at the measurement date, in accordance with ASC Topic 820. Fair value determinations are based upon all available inputs that FS Credit Income Advisor deems relevant, which may include indicative dealer quotes, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third-party valuation services. However, determination of fair value involves subjective judgments and estimates. Accordingly, these notes to the Fund’s financial statement refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s financial statement.

The Fund expects that its portfolio will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a

FS Credit Income Fund

Notes to Financial Statement (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

privately negotiated OTC secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).

For purposes of calculating NAV, FS Credit Income Advisor uses the following valuation methods:

•	The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

•	If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Fund values such security using quotations obtained from an independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. For investments for which a third-party pricing service is unable to obtain quoted prices, the Fund obtains bid and ask prices directly from dealers who make a market in such securities. In all such cases, securities are valued at the mid-point of the average bid and ask prices obtained from such sources.

•	To the extent that the Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund will value such investments at fair value as determined in good faith by FS Credit Income Advisor in accordance with the Fund’s valuation policy and pursuant to authority delegated by the Board as described below. In making such determination, FS Credit Income Advisor may rely upon valuations obtained from an independent valuation firm.

Determination of fair value involves subjective judgments and estimates. Accordingly, these notes to the Fund’s financial statement refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s financial statement. In making its determination of fair value, FS Credit Income Advisor may use independent third-party pricing or valuation services; provided that FS Credit Income Advisor shall not be required to determine fair value in accordance with the valuation provided by any single source, and FS Credit Income Advisor shall retain the discretion to use any relevant data, including information obtained from any independent third-party valuation or pricing service, that FS Credit Income Advisor deems to be reliable in determining fair value under the circumstances.

Below is a description of factors that may be considered when valuing securities for which no active secondary market exists.

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.

For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.

FS Credit Income Fund

Notes to Financial Statement (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

For equity interests, various factors may be considered in determining fair value, including multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a portfolio company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.

Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the portfolio companies, the acquisition price of such investment or industry practices in determining fair value. FS Credit Income Advisor may also consider the size and scope of a portfolio company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the portfolio company relative to comparable firms, as well as such other factors as FS Credit Income Advisor, in consultation with any third-party valuation or pricing service, if applicable, may consider relevant in assessing fair value.

If the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.

If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by FS Credit Income Advisor, under the supervision of the Board.

Forward foreign currency exchange contracts typically will be valued at their quoted daily prices obtained from an independent third party. The aggregate settlement values and notional amounts of the contracts will not be recorded in the statement of assets and liabilities. Fluctuations in the value of the contracts will be recorded in the statement of assets and liabilities as an asset (liability) and in the statement of operations as unrealized appreciation (depreciation) until the contracts are closed, when they will be recorded as realized gains (losses) on forward foreign currency exchange contracts.

While the Fund’s valuation policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by FS Credit Income Advisor would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if and when the securities were sold. The Fund will periodically benchmark the bid and ask prices received from the third-party pricing service and/or dealers, as applicable, and valuations received from the third-party valuation service against the actual prices at which it purchases and sells its investments. The Fund believes that these prices will be reliable indicators of fair value.

FS Credit Income Fund

Notes to Financial Statement (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

The Board is solely responsible for the valuation of the Fund’s portfolio investments at fair value as determined in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process. The Board has delegated day-to-day responsibility for implementing the Fund’s valuation policy to FS Credit Income Advisor’s management team, and has authorized FS Credit Income Advisor’s management team to utilize independent third-party valuation and pricing services that have been approved by the Board. The audit committee of the Board is responsible for overseeing FS Credit Income Advisor’s implementation of the Fund’s valuation process.

Revenue Recognition: Security transactions will be accounted for on the trade date. The Fund will record interest income on an accrual basis to the extent that it expects to collect such amounts. The Fund will record dividend income on the ex-dividend date. The Fund will not accrue as a receivable interest on loans or dividends on securities if it has reason to doubt its ability to collect such income. The Fund will consider many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Fund will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Fund’s judgment.

Loan origination fees, original issue discount, and market discount will be capitalized and such amounts will be amortized as interest income over the respective term of the loan or security. Upon the prepayment of a loan or security, any unamortized loan origination fees and original issue discount will be recorded as interest income. Structuring and other non-recurring upfront fees are recorded as fee income when earned. The Fund will record prepayment premiums on loans and securities as fee income when it receives such amounts.

Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments will be calculated by using the specific identification method. The Fund will measure realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation will reflect the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or losses on foreign currency will reflect the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.

Organization and Offering Costs: Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. For the period from October 27, 2016 (Inception) through October 31, 2017, the Fund incurred organization costs of $128, which were paid by Franklin Square Holdings, L.P. (“FS Investments”), the Fund’s sponsor and an affiliate of FS Credit Income Advisor (see Note 3). FS Investments has agreed to assume the Fund’s organization costs and will not seek reimbursement of such costs. Offering costs will primarily include marketing expenses, salaries and other direct expenses of FS Credit Income Advisor’s and GoldenTree’s personnel and employees of

FS Credit Income Fund

Notes to Financial Statement (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

their affiliates while engaged in registering and marketing the Shares. For the period from October 27, 2016 (Inception) through October 31, 2017, the Fund incurred offering costs of $934, which were paid on its behalf by FS Investments (see Note 3).

FS Credit Income Advisor (or its affiliate) has agreed to advance all of the Fund’s offering expenses until the Fund has raised $50,000 of gross proceeds in its public offering, exclusive of the Seed Investment (as defined in Note 3) (the “O&O Threshold”). Under an Administration Agreement, dated as of September 18, 2017, entered into between the Fund and FS Credit Income Advisor (the “Administration Agreement”), from and after the date the Fund satisfies the O&O Threshold, the Fund will reimburse FS Credit Income Advisor, GoldenTree and their respective affiliates for any offering expenses incurred on the Fund’s behalf, up to a cap of 0.50% of the gross proceeds of this offering in excess of the O&O Threshold. Following satisfaction of the O&O Threshold, reimbursements of offering costs will be capitalized on the Fund’s statement of assets and liabilities as deferred offering costs and amortized to deferred offering expense on the Fund’s statement of operations over a twelve month period.

Income Taxes: The Fund intends to elect to be treated for U.S. federal income tax purposes, and intends to qualify annually thereafter, as a RIC under Subchapter M of the Code. To qualify for and maintain qualification as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally the Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, the Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. The Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. The Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of any capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.

Uncertainty in Income Taxes: The Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the financial statement. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund will recognize interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its statement of operations. During the period from October 27, 2016 (Inception) through October 31, 2017, the Fund did not incur any interest or penalties.

Distributions: Distributions to the Fund’s shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Fund currently intends to authorize, declare and pay ordinary cash distributions on a quarterly basis. Subject to the Board’s discretion and applicable legal restrictions, the Fund from time to time may also pay special interim distributions in the form of cash or shares. At least annually, the Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any.

FS Credit Income Fund

Notes to Financial Statement (continued)

(in thousands, except share and per share amounts)

Note 3. Related Party Transactions

Compensation of the Investment Adviser, Sub-Adviser and their Affiliates

The Fund entered into an investment advisory agreement, dated as of September 18, 2017, (“Investment Advisory Agreement”) with FS Credit Income Advisor and in consideration of the advisory services to be provided by FS Credit Income Advisor to the Fund, FS Credit Income Advisor in future periods will be entitled to a management fee, which will be calculated and payable quarterly in arrears at the annual rate of 1.75% of the Fund’s average daily gross assets during such period (the “Management Fee”). The Management Fee may or may not be taken in whole or in part at the discretion of FS Credit Income Advisor; provided, however that whether or not FS Credit Income Advisor takes the management fee shall not affect the GoldenTree Sub-Adviser’s receipt of the sub-advisory fee. All or any part of the Management Fee not taken as to any quarter will be deferred without interest and may be taken in any such other quarter as FS Credit Income Advisor may determine. The Management Fee for any partial quarter will be appropriately prorated.

FS Credit Income Advisor entered into an investment sub-advisory agreement, dated as of September 18, 2017, (“Sub-Advisory Agreement”) with the Fund and the GoldenTree Sub-Adviser. Pursuant to the Sub-Advisory Agreement, the GoldenTree Sub-Adviser will be entitled to receive a sub-advisory fee (payable out of the Management Fee) equal to 0.775% (on an annualized basis) of the Fund’s average daily gross assets.

Pursuant to the Administration Agreement, the Fund will reimburse FS Credit Income Advisor for its actual costs incurred in providing administrative services to the Fund, including FS Credit Income Advisor’s allocable portion of the compensation and related expenses of certain personnel of FS Investments and GoldenTree Sub-Adviser providing administrative services to the Fund on behalf of FS Credit Income Advisor. Such services will include general ledger accounting, fund accounting, legal services, investor relations and other administrative services. FS Credit Income Advisor also performs, or oversees the performance of, the Fund’s corporate operations and required administrative services, which includes being responsible for the financial records that the Fund is required to maintain and preparing reports to the Fund’s shareholders and reports filed with the SEC. In addition, FS Credit Income Advisor will assist the Fund in calculating NAV, overseeing the preparation and filing of tax returns and the printing and dissemination of reports to the Fund’s shareholders, and generally overseeing the payment of the Fund’s expenses and the performance of administrative and professional services rendered to the Fund by others. FS Credit Income Advisor will be required to allocate the cost of such services to the Fund based on factors such as assets, revenues, time allocations and/or other methods conforming with GAAP.

The Fund’s Board will review the methodology employed in determining how the expenses will be allocated to the Fund and the proposed allocation of the administrative expenses among the Fund and certain affiliates of FS Credit Income Advisor. The Fund’s Board then will assess the reasonableness of such reimbursements for expenses allocated to the Fund based on the breadth, depth and quality of such services as compared to the estimated cost to the Fund of obtaining similar services from third-party service providers known to be available. In addition, the Fund’s Board will consider whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Fund’s Board, among other things, will compare the total amount paid to FS Credit Income Advisor for such services as a percentage of the Fund’s net assets to the same ratios reported by other comparable investment companies. The Fund will not reimburse FS Credit Income Advisor for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of FS Credit Income Advisor.

Reimbursements of administrative expenses to FS Credit Income Advisor will be subject to the Expense Limitation (defined below), and the GoldenTree Sub-Adviser has agreed, pursuant to the Sub-Advisory

FS Credit Income Fund

Notes to Financial Statement (continued)

(in thousands, except share and per share amounts)

Note 3. Related Party Transactions (continued)

Agreement, to defer amounts owed to it for certain administrative services during periods in which FS Credit Income Advisor is waiving expenses or making payments pursuant to the Expense Limitation Agreement (defined below). Reimbursement of administrative expenses is ultimately subject to the limitations contained in the Expense Limitation Agreement and FS Credit Income Advisor and the GoldenTree Sub-Adviser have agreed to share such reimbursements pro rata, with priority being given to the then-oldest unreimbursed expenses.

FS Investments funded the Fund’s offering costs in the amount of $934 for the period from October 27, 2016 (Inception) through October 31, 2017. Initially, FS Investments and GoldenTree will pay the Fund’s offering costs. Once the Fund is able to bear its own expenses, the Fund will pay certain of its offering costs directly and reimburse FS Credit Income Advisor and GoldenTree for offering costs incurred on its behalf. Such costs will include marketing expenses, salaries and other direct expenses of FS Credit Income Advisor’s and GoldenTree’s personnel and employees of their affiliates while engaged in registering and marketing the shares. FS Credit Income Advisor (or its affiliate) has agreed to advance all of the Fund’s offering costs until the Fund has met the O&O Threshold. From and after the date the Fund meets the O&O Threshold, the Fund will reimburse FS Credit Income Advisor, GoldenTree and their respective affiliates for any offering expenses incurred on the Fund’s behalf, up to a cap of 0.50% of the gross proceeds of this offering in excess of the O&O Threshold. Offering expenses payable by the Fund in any quarter, including amounts reimbursable to FS Credit Income Advisor, GoldenTree or their respective affiliates, will be subject to the Expense Limitation. See “—Expense Limitation Agreement.”

Distribution Plan

The Fund, with respect to its Class L, Class M and Class T Shares, is authorized under a distribution plan to pay to the Fund’s distributor a distribution fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class L, Class M and Class T Shares. The plan will operate in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset-based distribution fees. Under the distribution plan, the Fund expects to pay a distribution fee at an annual rate of 0.25% of average daily net assets attributable to the applicable share classes for remittance to financial intermediaries, as compensation for distribution and/or maintenance of shareholder accounts, performed by such financial intermediaries for beneficial shareholders of the Fund.

Shareholder Service Expenses

The Fund has adopted a shareholder services plan with respect to its Class A, Class L and Class T Shares under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include (i) electronic processing of client orders, (ii) electronic fund transfers between clients and the Fund, (iii) account reconciliations with the Fund’s transfer agent, (iv) facilitation of electronic delivery to clients of Fund documentation, (v) monitoring client accounts for back-up withholding and any other special tax reporting obligations, (vi) maintenance of books and records with respect to the foregoing, (vii) responding to customer inquiries of a general nature regarding the Fund; (viii) responding to customer inquiries and requests regarding Statements of Additional Information, shareholder reports, notices, proxies and proxy statements, and other Fund documents; (ix) assisting customers in changing

FS Credit Income Fund

Notes to Financial Statement (continued)

(in thousands, except share and per share amounts)

Note 3. Related Party Transactions (continued)

account options, account designations and account addresses, and (x) such other information and liaison services as the Fund or FS Credit Income Advisor may reasonably request. Under the shareholder services plan, the Fund, with respect to Class A, Class L and Class T Shares, may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to Class A, Class L and Class T Shares, respectively.

Capital Contribution by FS Investments and GoldenTree

In June 2017, pursuant to a private placement, Michael C. Forman, a principal of FS Credit Income Advisor, contributed $100 to purchase approximately 8,000 Class I common shares at $12.50 per share (“Seed Investment”). Mr. Forman has agreed not to tender these common shares for repurchase as long as FS Credit Income Advisor remains the Fund’s investment adviser. FS Investments is controlled by the Fund’s chairman, president and chief executive officer, Michael C. Forman, and FS Investments’ co-founder, David J. Adelman.

In November 2017, FS Investments, GoldenTree and their affiliates collectively purchased $19,900 of Class I Shares. FS Investments, GoldenTree, and their respective employees, partners, officers and affiliates therefore may own a significant percentage of the Fund’s outstanding shares for the foreseeable future. This ownership will fluctuate as other investors subscribe for shares in the Fund’s continuous public offering and any other offerings the Fund may determine to conduct in the future, and as the Fund repurchases shares pursuant to its quarterly repurchase offers. Depending on the size of this ownership at any given point in time, it is expected that these affiliates will, for the foreseeable future, either control the Fund or be in a position to exercise a significant influence on the outcome of any matter put to a vote of shareholders.

Expense Limitation Agreement

The Fund has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with FS Credit Income Advisor, pursuant to which FS Credit Income Advisor agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.00% per annum of the Fund’s average daily net assets attributable to the applicable class of shares for the twelve months beginning October 3, 2017 (the “Expense Limitation”). In consideration of FS Credit Income Advisor’s agreement to limit the Fund’s expenses, the Fund agreed to repay FS Credit Income Advisor in the amount of any Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the recoupment may not be made if it would cause the Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when FS Credit Income Advisor waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The Expense Limitation Agreement is effective as of October 3, 2017, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board and by FS Credit Income Advisor. The Expense Limitation Agreement may not be terminated by FS Credit Income Advisor, but may be terminated by the Board on written notice to FS Credit Income Advisor. For purposes of the Expense Limitation Agreement, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and

FS Credit Income Fund

Notes to Financial Statement (continued)

(in thousands, except share and per share amounts)

Note 3. Related Party Transactions (continued)

dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses as described in the Expense Limitation Agreement.

Note 4. Share Repurchase Program

The Fund intends to operate as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at regular intervals a specified percentage of its outstanding shares at the NAV of the applicable class.

Once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the respective NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date.”)

The Board, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. Typically, the Repurchase Offer Amount will be 5% of the shares outstanding on the Repurchase Request Deadline. Repurchase offers in excess of this amount will be made solely at the discretion of the Board.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2.00% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

FS Credit Income Fund

Notes to Financial Statement (continued)

(in thousands, except share and per share amounts)

Note 5. Commitments and Contingencies

The Fund enters into contracts that contain a variety of indemnification provisions. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management of FS Credit Income Advisor has reviewed the Fund’s existing contracts and expects the risk of loss to the Fund to be remote.

The Fund is not currently subject to any material legal proceedings and, to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, the Fund does not expect that any such proceedings will have a material adverse effect upon its financial condition or results of operations.

See Note 3 for a discussion of the Fund’s commitments to FS Credit Income Advisor, GoldenTree and their respective affiliates (including FS Investments).

Supplemental Information (Unaudited)

Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure

The Fund has not had any changes in its independent registered public accounting firm or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.

Board of Trustees

Information regarding the members of the Board is set forth below. The trustees have been divided into two groups—interested trustees and independent trustees. The address for each trustee is c/o FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112. As set forth in the Fund’s amended and restated declaration of trust, each trustee’s term of office shall continue until his or her death, resignation or removal.

Name	Age	Trustee Since	Title	Principal Occupation(s) During the Past Five Years	Number of Registered Investment Companies in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Michael C. Forman(1)	56	October 2016	Chairman	Chairman and Chief Executive Officer of FS Investments	9	FS Series Trust (since 2016); FS Energy Total Return Fund (since 2016); FS Credit Real Estate Income Trust, Inc. (since 2016); FS Investment Corporation IV (since 2015); FS Global Credit Opportunities Fund (since 2013 and including its affiliated feeder funds); FS Investment Corporation III (since 2013); FS Investment Corporation II (since 2011); FS Energy and Power Fund (since 2010); and FS Investment Corporation (since 2007)

Steven Shapiro(2)	45	September 2017	Trustee	Partner and Executive Committee Member of GoldenTree Asset Management	1	None

Name	Age	Trustee Since	Title	Principal Occupation(s) During the Past Five Years	Number of Registered Investment Companies in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Holly E. Flanagan	46	September 2017	Trustee	Managing Director of Gabriel Investments (since 2013); and Vice President of Business Development of TicketLeap Inc. (2011—2013)	2	FS Energy Total Return Fund (since 2017)

Brian R. Ford	68	September 2017	Trustee	Partner of Ernst & Young LLP (1971—2008)	2	FS Energy Total Return Fund (since 2016); FS Investment Corporation III (since 2013); Gulfmark Offshore, Inc. (since 2009); NRG Yield, Inc. (since 2013); and AmeriGas Propane, Inc. (since 2013)

Joseph P. Ujobai	56	September 2017	Trustee	Executive Vice President of SEI Investments Company (since 2003); Chief Executive Officer and Managing Director of SEI Investments (Europe) Limited (since 2000)	2	FS Energy Total Return Fund (since 2016); FS Investment Corporation (since 2015)

*	The “Fund Complex” consists of the Fund, FS Series Trust, FS Energy Total Return Fund and FS Global Credit Opportunities Fund (and its affiliated feeder funds).

(1)	Mr. Forman is deemed to be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act, due to his role as a controlling person of FS Credit Income Advisor.

(2)	Mr. Shapiro is deemed to be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act, due to his role as a partner and executive committee member of the parent company to GoldenTree Asset Management Credit Advisor LLC, the investment sub-advisor to the Fund.

Executive Officers

Information regarding the executive officers of the Fund is set forth below. The address for each executive officer is c/o FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112.

Name	Age	Position Held with Registrant	Length of Time Served	Principal Occupation(s) During the Past Five Years
Michael C. Forman	56	Chief Executive Officer & President	Since 2016	Chairman and Chief Executive Officer, FS Investments

Edward T. Gallivan, Jr.	55	Chief Financial Officer	Since 2017	Chief Financial Officer, FS Energy and Power Fund, FS Energy Total Return Fund, FS Investment Corporation III, FS Investment Corporation IV

Zachary Klehr	39	Executive Vice President	Since 2016	Executive Vice President, FS Investments

Stephen S. Sypherd	40	Vice President, Treasurer & Secretary	Since 2016	General Counsel, FS Investments

James F. Volk	55	Chief Compliance Officer	Since 2016	Senior Vice President of Fund Compliance, FS Investments; and Chief Compliance Officer, Chief Accounting Officer and Head of Traditional Fund Operations at SEI’s Investment Manager Services market unit (1996—2014)

Statement of Additional Information

The Fund’s statement of additional information, dated as of October 3, 2017, as amended and supplemented to date, contains additional information regarding the Fund’s trustees and executive officers and is available upon request and without charge by calling the Fund collect at 215-495-1150 or by accessing the Fund’s “SEC Filings” page on FS Investments’ website at www.fsinvestments.com.

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE, Washington, DC 20549. Shareholders may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC-0330.

Proxy Voting Policies and Procedures

The Fund has delegated its proxy voting responsibility to FS Credit Income Advisor, the Fund’s investment adviser. Shareholders may obtain a copy of FS Credit Income Advisor’s proxy voting policies and procedures upon request and without charge by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

Proxy Voting Record

After the initial filing to be made after June 30, 2018, information regarding how FS Credit Income Advisor voted proxies relating to the Fund’s portfolio securities during the most recent twelve-month period ended June 30 will be available upon request and without charge by making a written request to the Fund’s Chief Compliance Officer at FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

Item 2. Code of Ethics.

(a)	On September 18, 2017, the Fund’s board of trustees (the “Board”) adopted a Code of Business Conduct and Ethics (the “Code of Ethics”) that applies to all officers, trustees, directors and employees of the Fund and FS Credit Income Advisor, LLC (the “Advisor”), the investment adviser to the Fund, including the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller and persons performing similar functions.

(b)	Not applicable.

(c)	During the period covered by the Annual Report included in Item 1 of this Form N-CSR, the Fund did not amend any provision of the Code of Ethics that applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

(d)	During the period covered by the Annual Report included in Item 1 of this Form N-CSR, the Fund did not grant any waiver from a provision of the Code of Ethics to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The amendments reflected in the Code of Ethics and discussed above did not relate to or result in any waiver, explicit or implicit, of any provision of the Fund’s previous Code of Business Conduct and Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is included herein as Exhibit (a)(1) and also is available on the Fund’s “Corporate Governance” page on FS Investments’ website at www.fsinvestments.com.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Board has determined that the Fund has at least one “audit committee financial expert” serving on the audit committee of the Board (the “Audit Committee”), as such term is defined for purposes of Item 3 of Form N-CSR.

(a)(2)	The Board has determined that Brian R. Ford is an “audit committee financial expert” and is “independent,” as such terms are defined for purposes of Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The Fund was formed as a Delaware statutory trust on October 27, 2016, but did not complete its initial seed audit until after October 31, 2016. As such, no audit fees were incurred for the fiscal year ended October 31, 2016. The aggregate fees billed to the Fund for the fiscal year ended October 31, 2017 for professional services rendered by Ernst & Young LLP, the Fund’s independent registered public accounting firm (“Ernst & Young”), for the audit of the Fund’s annual financial statements and services that are normally provided by Ernst & Young in connection with statutory and regulatory filings or engagements were $32,500.

(b)	Audit-Related Fees. There were no audit-related fees billed to the Fund for the fiscal year ended October 31, 2016. The aggregate fees billed to the Fund for the fiscal year ended October 31, 2017 for assurance and related services by Ernst & Young that were reasonably related to the performance of the audit of the Fund’s financial statements and not reported in Item 4(a) above were $4,500. Audit-related fees for the fiscal year ended October 31, 2017 represent fees billed for services provided in connection with comfort letter procedures performed.

(c)	Tax Fees. There were no tax fees billed to the Fund for the fiscal year ended October 31, 2016 for professional services rendered by Ernst & Young. The aggregate fees to be billed to the Fund for the fiscal year ended October 31, 2017 for professional services rendered by Ernst & Young for tax compliance, tax advice and tax planning were $3,481. Tax fees for the fiscal year ended October 31, 2017 represent fees billed for tax compliance services provided in connection with the review of the Fund’s tax returns.

(d)	All Other Fees. No fees were billed to the Fund for the fiscal years ended October 31, 2017 and 2016 for products and services provided by Ernst & Young, other than the services reported in Items 4(a) through (c) above.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(1)	The Audit Committee has adopted, and the Board has approved, a Policy on Pre-Approval of Audit and Non-Audit Services (the “Policy”), which is intended to comply with Rule 2-01 of Regulation S-X and sets forth guidelines and procedures to be followed by the Fund when retaining an auditor to perform audit, audit-related, tax and other services for the Fund. The Policy permits such services to be pre-approved by the Audit Committee pursuant to either a general pre-approval or specific pre-approval. Unless a type of service provided by the auditor has received general pre-approval, it requires specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels require specific pre-approval by the Audit Committee.

(2)	All services described in paragraphs (b) and (c) of this Item 4 were pre-approved before the engagement by the Audit Committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Ernst & Young for services rendered to the Fund, FS Credit Income Advisor and any entity controlling, controlled by or under common control with FS Credit Income Advisor that provides ongoing services to the Fund for the fiscal year ended October 31, 2017 were $7,981. There were no non-audit fees billed by Ernst & Young for the fiscal year ended October 31, 2016.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	Not applicable—the Fund did not hold any investments as of October 31, 2017.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund has delegated its proxy voting responsibility to FS Credit Income Advisor, pursuant to the proxy voting policies and procedures of FS Credit Income Advisor. FS Credit Income Advisor’s proxy voting policies and procedures are included herein as Exhibit (a)(4).

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Information regarding the portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio as of the date hereof is set forth below.

Michael Kelly currently serves as president of FS Investments and has presided in such role since July 2017. Mr. Kelly also serves as chief investment officer of FS Investments and executive vice president of its affiliated investment advisers, and has presided in such roles since January 2015. Among other things, Mr. Kelly oversees the investment management function at FS Investments and its affiliated investment advisers, including FS Credit Advisor. Mr. Kelly also serves on the investment committees of the investment advisers to certain of FS Investments’ sponsored investment products, including FB Income Advisor, LLC, the investment adviser to FS Investment Corporation, FSIC II Advisor, LLC, the investment adviser to FS Investment Corporation II, FSIC III Advisor, LLC, the investment adviser to FS Investment Corporation III, FSIC IV Advisor, LLC, the investment adviser to FS Investment Corporation IV, FS Investment Advisor, LLC, the investment adviser to FS Energy and Power Fund, FS Global Advisor, LLC, the investment adviser to FS Global Credit Opportunities Fund, FS Energy Advisor, LLC, the investment adviser to FS Energy Total Return Fund, FS Real Estate Advisor, LLC, the investment adviser to FS Credit Real Estate Income Trust, Inc. and as portfolio manager of FS Fund Advisor, LLC. Before joining FS Investments and its affiliated investment advisers, Mr. Kelly was the chief executive officer of ORIX USA Asset Management, where he led the company’s acquisition of Robeco, a $250 billion global asset management company and the largest acquisition in ORIX’s 50-year history. Mr. Kelly started his career on Wall Street at Salomon Brothers and went on to join hedge fund pioneers Omega Advisors and Tiger Management. Mr. Kelly then helped build and lead the hedge fund firm FrontPoint Partners, where he first served as chief investment officer and eventually co-chief executive officer. Mr. Kelly is a graduate of Cornell University and earned his M.B.A. at Stanford University. Mr. Kelly is a co-founder and board member of the Spotlight Foundation, and serves as a trustee of the Tiger Foundation and the Stanford Business School Trust.

Daniel Picard serves as Vice President of Product Development for FS Investments, where he is responsible for researching, designing and launching new alternative investment and real estate offerings. Before joining the Product Development team, Mr. Picard worked in the firm’s Product Strategy group, where he produced education, research and marketing content for financial advisors. Prior to FS Investments, Mr. Picard was a Vice President at Barclays Capital, where he worked for five years as a trader of leveraged loans and loan credit derivatives. Prior to Barclays, he spent three years at Citigroup, working first as a corporate banking analyst in Citi’s energy group in Houston and then as a fixed income analyst in Citi’s project finance group in New York. Mr. Picard graduated with honors from Trinity College where he received his BA in Economics.

Kenneth G. Miller has served in various capacities for FS Investments and its affiliated investment advisers since February 2009, including as executive director since December 2013. He is primarily responsible for fund management, finance, administration and operations of certain of FS Investments’ sponsored BDCs. Prior to joining FS Investments, Mr. Miller was an analyst in the mergers and acquisitions group within Citigroup’s investment banking division. He earned a B.S. in Finance from Rutgers University and holds the CFA Institute’s Chartered Financial Analyst designation.

Grace Hutchinson is a director in investment management at FS Investments, with over seven years of middle market credit experience. Previously, she was an analyst in First Niagara Bank’s Capital Markets Group, where she executed middle market loan syndications and provided investment recommendations. Prior to that, she was an analyst at PNC Erieview Capital, a middle market sponsor-focused mezzanine firm, where she underwrote debt deals. Ms. Hutchinson earned a Bachelor of Science in Management with a concentration in Finance with minors in Accounting and Economics from Case Western Reserve University.

(a)(2) The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of October 31, 2017: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager; (ii) the total assets of such companies, vehicles and accounts; and (iii) the number and total assets of such companies, vehicles and accounts that are subject to an advisory fee based on performance:

	Number of Accounts	Assets of Accounts (in thousands)	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee (in thousands)
Michael Kelly
Registered Investment Companies	2	$85,420	—	—
Other Pooled Investment Vehicles	1	$42,907	1	$42,907
Other Accounts	—	—	—	—
Daniel Picard
Registered Investment Companies	—	—	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	—	—	—	—
Kenneth G. Miller
Registered Investment Companies	—	—	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	—	—	—	—
Grace Hutchinson
Registered Investment Companies	—	—	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	—	—	—	—

Potential Conflicts of Interest

FS Credit Income Advisor, GoldenTree and certain of their affiliates may experience conflicts of interest in connection with the management of the Fund, including, but not limited to, the following:

•	The managers, officers and other personnel of FS Credit Income Advisor allocate their time, as they deem appropriate, between advising the Fund and managing and operating other investment activities and business activities in which they may be involved;

•	The personnel of GoldenTree allocate their time, as they deem appropriate, between assisting FS Credit Income Advisor in identifying investment opportunities and making investment decisions and performing similar functions for other business activities in which they may be involved;

•	The principals of FS Credit Income Advisor or GoldenTree Sub-Adviser may serve as officers, paid advisors, directors or in comparable management functions for portfolio companies in which the Fund invests, and may receive compensation in connection therewith.

•	The Fund may now, or in the future, compete with certain affiliates for investments, subjecting FS Credit Income Advisor and its affiliates to certain conflicts of interest in evaluating the suitability of investment opportunities and making or recommending acquisitions on the Fund’s behalf;

•	The Fund may now, or in the future, compete with other funds or clients managed or advised by GoldenTree or affiliates of GoldenTree for investment opportunities, subjecting GoldenTree and its affiliates to certain conflicts of interest in evaluating the suitability of investment opportunities;

•	FS Credit Income Advisor or GoldenTree could be subject to a conflict of interest because of the varying compensation arrangements among their respective clients. For example, the Fund is not subject to incentive compensation while certain other funds of FS Credit Income Advisor or GoldenTree are, which could incentivize FS Credit Income Advisor or GoldenTree to favor such funds over the Fund when allocating investments;

•	GoldenTree also has an interest in an entity that it has retained to provide various services for its structured products group, including the Fund. Specifically, GoldenTree, through an affiliated entity, has acquired a 20% membership interest in Clarity Solutions Group LLC, the remaining 80% of which is controlled by a former employee of GoldenTree;

•	GoldenTree and its affiliates now, or in the future, may acquire securities in which the Fund invests;

•	Regardless of the quality of the assets acquired by the Fund, the services provided to the Fund or whether the Fund makes distributions to Shareholders, FS Credit Income Advisor and the GoldenTree Sub-Adviser will receive the Management Fee in connection with the management of the Fund’s portfolio;

•	From time to time, to the extent consistent with the 1940 Act and the rules and regulations promulgated thereunder, the Fund and other clients for which FS Credit Income Advisor or GoldenTree provides investment management services or carry on investment activities may make investments at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities, as may be permitted by law and subject to compliance with appropriate procedures. These investments may give rise to inherent conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by the Fund and such other clients and may make certain investment opportunities, which might otherwise be desirable, unavailable or impractical even if appropriate procedures are in place. Additionally, investment at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities by the Fund and other clients of FS Credit Income Advisor or GoldenTree may result in FS Credit Income Advisor or GoldenTree coming into possession of confidential or material, non-public information that would limit the ability of the Fund to acquire or dispose of investments (or of GoldenTree to recommend to FS Credit Income Advisor the acquisition or disposition of an investment), even if such acquisition or disposition would otherwise be desirable. This could constrain the Fund’s investment flexibility and result in the Fund being unable or restricted from initiating transactions in certain securities or liquidating or selling certain investments at a time when FS Credit Income Advisor or GoldenTree would otherwise take an action;

•	FS Credit Income Advisor, GoldenTree and their respective affiliates may give advice and recommend securities to other clients, family or friends, in accordance with the investment objectives and strategies of such other clients, family or friends, which may differ from advice given to, or the timing or nature of the action taken with respect to, the Fund so long as it is their policy, to the extent practicable, to recommend for allocation and/or allocate investment opportunities to the Fund on a fair and equitable basis relative to their other clients, family and friends, even though their investment objectives may overlap with those of the Fund;

•	GoldenTree and its affiliates may have existing business relationships or access to material non-public information that would prevent GoldenTree from consummating certain investment opportunities (including a disposition of an existing investment) that would otherwise fit within the Fund’s investment objective and strategies. Similarly, FS Credit Income Advisor and its affiliates may have existing business relationships or access to material non-public information that would prevent it from considering, approving or consummating an investment opportunity (including a disposition of an existing investment) that would otherwise fit within the Fund’s investment objective and strategies. This could constrain the Fund’s investment flexibility and result in the Fund being unable or restricted from initiating transactions in certain securities or liquidating or selling certain investments at a time when FS Credit Income Advisor or GoldenTree would otherwise take such an action;

•

To the extent permitted by the 1940 Act and interpretations of the staff of the SEC, and subject to the allocation policies of FS Credit Income Advisor, GoldenTree and any of their respective affiliates, as applicable, FS Credit Income Advisor, GoldenTree and any of their respective affiliates may deem it appropriate for the Fund and one or more other investment accounts managed by FS Credit Income Advisor, GoldenTree or any of their respective affiliates to participate in an investment opportunity. The Fund intends to seek exemptive relief from the SEC to engage in privately negotiated co-investment transactions with certain affiliates of FS Credit Income Advisor and GoldenTree.

However, there can be no assurance that the Fund will obtain such exemptive relief. Any of these co-investment opportunities may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating accounts. To mitigate these conflicts, FS Credit Income Advisor and/or GoldenTree, as applicable, will seek to execute such transactions for all of the participating investment accounts, including the Fund, on a fair and equitable basis and in accordance with their respective allocation policies, taking into account such factors as the relative amounts of capital available for new investments and the investment programs and portfolio positions of the Fund, the clients for which participation is appropriate and any other factors deemed appropriate; and

•	The 1940 Act prohibits certain “joint” transactions with certain of the Fund’s affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times), without the prior approval of the SEC. If a person, directly or indirectly, acquires more than 5% of the voting securities of the Fund, FS Credit Income Advisor or GoldenTree (or either of their respective controlling entities), the Fund will be prohibited from buying any securities or other property from or selling any securities or other property to such person or certain of that person’s affiliates, or entering into joint transactions with such persons, absent the availability of an exemption or prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with its officers or Trustees or their affiliates. The SEC has interpreted the 1940 Act rules governing transactions with affiliates to prohibit certain “joint transactions” involving entities that share a common investment adviser. As a result of these restrictions, the scope of investment opportunities that would otherwise be available to the Fund may be limited.

(a)(3) FS Credit Income Advisor’s investment personnel are not employed by the Fund and receive no direct compensation from the Fund in connection with their investment management activities.

Consistent with FS Investments’ integrated culture, FS Investments has one firm-wide compensation and incentive structure, which covers investment personnel who render services to the Fund on behalf of FS Credit Income Advisor. FS Investments’ compensation structure is designed to align the interests of the investment personnel serving the Fund with those of shareholders and to give everyone a direct financial incentive to ensure that all of FS Investments’ resources, knowledge and relationships are utilized to maximize risk-adjusted returns for each strategy.

Each of FS Investments’ senior executives, including each of the investment personnel who render services to the Fund on behalf of FS Credit Income Advisor (other than Michael C. Forman, who is compensated through his ownership interests in FS Credit Income Advisor and FS Investments’ other investment adviser entities), receives a base salary and is eligible for a discretionary bonus.

All final compensation decisions are made by the management committee of FS Investments based on input from managers. Compensation and other incentives are not formulaic, but rather are judgment and merit driven, and are determined based on a combination of overall firm performance, individual contribution and performance and relevant market and competitive compensation practices for other businesses.

(a)(4) The following table shows the dollar range of equity securities in the Fund beneficially owned by each member of FS Credit Income Advisor’s investment committee as of October 31, 2017, based on the offering price of the Fund’s common shares as of October 31, 2017.

Name of Investment Committee Member	Dollar Range of Equity Securities in the Fund(1)
Michael Kelly	None
Daniel Picard	None
Kenneth G. Miller	None
Grace Hutchinson	None

(1)	Dollar ranges are as follows: None, $1—$10,000, $10,001—$50,000, $50,001—$100,000, $100,001—$500,000, $500,001—$1,000,000 or Over $1,000,000.

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by the annual report included in Item 1 of this on Form N-CSR.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which the Fund’s shareholders may recommend nominees to the Board during the period covered by the annual report included in Item 1 of this Form N-CSR.

Item 11.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this Form N-CSR and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable. The Fund commenced investment operations after October 31, 2017.

Item 13.	Exhibits.

(a)(1)	The Fund’s Code of Business Conduct and Ethics is included herein in response to Item 2(f).

(a)(2)	The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(a)(4)	The Proxy Voting Policies and Procedures of FS Credit Income Advisor are included herein in response to Item 7.

(b)	The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Credit Income Fund

By:	/s/ Michael C. Forman
Michael C. Forman
President and Chief Executive Officer Date: December 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman
Michael C. Forman
President and Chief Executive Officer
(Principal Executive Officer)
Date: December 20, 2017

By:	/s/ Edward T. Gallivan, Jr.
Edward T. Gallivan, Jr.
Chief Financial Officer
(Principal Financial Officer)
Date: December 20, 2017